Borrowings, Financing And Debentures - Schedule of maturity analysis for non-current borrowings (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 18,035,031	R$ 7,432,019
Less than one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	2,253,221
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	5,450,177	2,279,759
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	6,644,547	527,596
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 3,687,086	R$ 4,624,664